Fair values of financial assets and liabilities - Valuation techniques - financial assets (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 208,334	£ 206,939
Level 3 financial liabilities carried at fair value	47,780	51,920
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	16,243	15,111
Level 3 financial liabilities carried at fair value	1,325	727
Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		500
Loans and advances to customers [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	495,138	484,858
Financial assets, fair value	496,768	484,660
Equity and venture capital investments | Market approach | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		1,657
Favourable changes		54
Unfavourable changes		(55)
Equity and venture capital investments | Underlying asset/net asset value (incl. property prices) | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	524	523
Favourable changes	51	48
Unfavourable changes	(74)	(57)
Unlisted equities and debt securities, property partnerships in the life funds | Underlying asset/net asset value (incl. property prices) | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	1,153	898
Favourable changes	16	2
Unfavourable changes	£ (40)	(45)
Interest rate derivatives | Option pricing model | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility	7.00%
Interest rate derivatives | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility	121.00%
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 155,108	158,529
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	14,863	13,917
Financial assets at fair value through profit or loss | Loans and advances to customers [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	25,949	37,850
Financial assets at fair value through profit or loss | Loans and advances to customers [Member] | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	11,042	10,565
Financial assets at fair value through profit or loss | Loans and advances to customers [Member] | Discounted cashflows | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	11,042	10,565
Favourable changes	347	380
Unfavourable changes	£ (406)	£ (371)
Financial assets at fair value through profit or loss | Loans and advances to customers [Member] | Discounted cashflows | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gross interest rates, inferred spreads (bps)	0.76	0.97
Financial assets at fair value through profit or loss | Loans and advances to customers [Member] | Discounted cashflows | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gross interest rates, inferred spreads (bps)	2.08	2.08
Financial assets at fair value through profit or loss | Equity and venture capital investments | Market approach | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 1,786
Favourable changes	102
Unfavourable changes	£ (96)
Financial assets at fair value through profit or loss | Equity and venture capital investments | Market approach | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Earnings multiple	0.9	0.9
Financial assets at fair value through profit or loss | Equity and venture capital investments | Market approach | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Earnings multiple	14.6	14.6
Financial assets at fair value through profit or loss | Other assets | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 358	£ 274
Favourable changes	47	92
Unfavourable changes	(47)	(21)
Financial assets at fair value through other comprehensive income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	27,078	24,815
Financial assets, fair value	27,078	24,815
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	196	£ 267
Financial assets at fair value through other comprehensive income | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	1,184
Favourable changes	8
Unfavourable changes	(4)
Financial assets at fair value through other comprehensive income | Interest rate derivatives | Option pricing model | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility		19.00%
Financial assets at fair value through other comprehensive income | Interest rate derivatives | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility		80.00%
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	26,148	£ 23,595
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 1,184	927
Derivative financial instruments | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		927
Favourable changes		7
Unfavourable changes		£ (5)